Events after the reporting period	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Events after the reporting period
45 Events after the reporting period
On January 13, 2025 Aegon started a new share buyback program of EUR 150 million which is expected to be completed by June 30, 2025. The new EUR 150 million share buyback program will include an amount of about EUR 40 million to meet Aegon’s obligations resulting from the share-based compensation plans for senior management. Aegon intends to cancel the remainder of the repurchased shares resulting from the new planned share buyback program, subject to any relevant approval.
On January 13, 2025 Aegon has entered into an agreement with its largest shareholder, Vereniging Aegon, to participate in the new EUR 150 million share buyback program. Vereniging Aegon will participate pro-rata
in the share buyback program based on its combined common shares and common shares B which represent about 18.4% of the total shareholders’ voting rights that are currently exercisable. This results in a buyback amount of EUR 20 million. The number of common shares that Aegon will repurchase from Vereniging Aegon will be determined based on the daily volume-weighted average price per common share on Euronext Amsterdam.

Aegon Ltd. [member]
Statement [LineItems]
Events after the reporting period
24 Events after the reporting period
On January 13, 2025 Aegon announced a new share buyback program of EUR 150 million which is expected to be completed by June 30, 2025. The new EUR 150 million share buyback program will include an amount of about EUR 40 million to meet Aegon’s obligations resulting from the share-based compensation plans for senior management. Aegon intends to cancel the remainder of the repurchased shares resulting from the new planned share buyback program, subject to any relevant approval.
On January 13, 2025 Aegon has entered into an agreement with its largest shareholder, Vereniging Aegon, to participate in the new EUR 150 million share buyback program. Vereniging Aegon will participate pro-rata
in the share buyback program based on its combined common shares and common shares B which represent about 18.4% of the total shareholders’ voting rights that are currently exercisable. This results in a buyback amount of EUR 20 million. The number of common shares that Aegon will repurchase from Vereniging Aegon will be determined based on the daily volume-weighted average price per common share on Euronext Amsterdam.